Current and long-term debt	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Current and long-term debt
Current and long-term debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2019 and December 31, 2018:

	At December 31,
In thousands of U.S. dollars	2019	2018
Current portion (1)	$235,482	$297,934
Finance lease (2)	122,229	114,429
Current portion of long-term debt	357,711	412,363

Non-current portion (3)	999,268	1,192,000
Finance lease (4)	1,195,494	1,305,952
	$2,552,473	$2,910,315

(1)
The current portion at December 31, 2019 was net of unamortized deferred financing fees of $1.2 million. The current portion at December 31, 2018 was net of unamortized deferred financing fees of $2.1 million.

(2)
The current portion at December 31, 2019 was net of unamortized deferred financing fees of $0.8 million. The current portion at December 31, 2018 was net of unamortized deferred financing fees of $0.8 million.

(3)
The non-current portion at December 31, 2019 was net of unamortized deferred financing fees of $7.6 million. The non-current portion at December 31, 2018 was net of unamortized deferred financing fees of $12.0 million.

(4)
The non-current portion at December 31, 2019 was net of unamortized deferred financing fees of $7.1 million. The non-current portion at December 31, 2018 was net of unamortized deferred financing fees of $8.7 million.

The following is a rollforward of the activity within debt (current and non-current), by facility, for the year ended December 31, 2019:

		Activity				Balance as of December 31, 2019 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2018	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2019	Current	Non-Current
KEXIM Credit Facility	299,300	—	(100,286)	—	199,014	25,350	173,664
ABN AMRO Credit Facility	100,508	—	(8,554)	—	91,954	91,954	—
ING Credit Facility	144,176	—	(12,737)	—	131,439	12,612	118,827
2018 NIBC Credit Facility	34,851	—	(3,230)	—	31,621	3,230	28,391
2017 Credit Facility	144,765	—	(13,266)	—	131,499	13,265	118,234
Credit Agricole Credit Facility	96,211	—	(8,568)	823	88,466	7,790	80,676
ABN AMRO / K-Sure Credit Facility	46,832	—	(3,851)	745	43,726	3,139	40,587
Citibank / K-Sure Credit Facility	97,609	—	(8,416)	1,893	91,086	6,608	84,478
ABN / SEB Credit Facility	114,825	—	(11,500)	—	103,325	10,750	92,575
Hamburg Commercial Bank Credit Facility	—	42,150	—	—	42,150	3,181	38,969
Prudential Credit Facility	—	55,463	—	—	55,463	5,084	50,379
Ocean Yield Lease Financing	158,757	—	(10,718)	196	148,235	10,835	137,400
CMBFL Lease Financing	61,198	—	(4,908)	183	56,473	4,733	51,740
BCFL Lease Financing (LR2s)	97,454	—	(7,641)	571	90,384	7,740	82,644
CSSC Lease Financing	251,832	—	(17,309)	(796)	233,727	18,072	215,655
CSSC Scrubber Lease Financing	—	10,976	—	—	10,976	5,488	5,488
BCFL Lease Financing (MRs)	98,831	—	(11,021)	—	87,810	11,726	76,084
2018 CMBFL Lease Financing	136,543	—	(10,114)	—	126,429	10,114	116,315
$116.0 Million Lease Financing	112,674	—	(6,634)	—	106,040	7,122	98,918
AVIC Lease Financing	139,103	—	(11,794)	—	127,309	11,794	115,515
China Huarong Lease Financing	137,250	—	(13,500)	—	123,750	13,500	110,250

$157.5 Million Lease Financing	152,086	—	(14,143)	—	137,943	14,143	123,800
COSCO Lease Financing	84,150	—	(7,700)	—	76,450	7,700	68,750
IFRS 16 - Leases - 7 Handymax	—	24,194	(11,416)	—	12,778	10,531	2,247
IFRS 16 - Leases - 3 MR	—	51,008	(6,816)	—	44,192	7,256	36,936
$670.0 Million Lease Financing	—	531,533	(18,529)	—	513,004	46,159	466,845
Unsecured Senior Notes Due 2020	53,750	—	—	—	53,750	53,750	—
Unsecured Senior Notes Due 2019	57,500	—	(57,500)	—	—	—	—
Convertible Notes due 2019	142,180	—	(144,974)	2,794	—	—	—
Convertible Notes due 2022	171,469	—	—	8,581	180,050	—	180,050
	$2,933,854	$715,324	$(525,125)	$14,990	$3,139,043	$423,626	$2,715,417
Less: deferred financing fees	(23,539)	(1,587)	—	8,530	(16,596)	(1,969)	(14,627)
Total	$2,910,315	$713,737	$(525,125)	$23,520	$3,122,447	$421,657	$2,700,790

(1)
Relates to non-cash accretion or amortization of (i) obligations assumed as part of the Merger with NPTI, which were recorded at fair value on the closing date (described below), and (ii) accretion of our Convertible Notes due 2019 and Convertible Notes due 2022.

Secured Debt
Each of our secured credit facilities contains financial and restrictive covenants, which require us to, among other things, comply with certain financial tests (described below); deliver quarterly and annual financial statements and annual projections; comply with restrictive covenants, including maintaining adequate insurances; comply with laws (including environmental laws and ERISA); and maintain flag and class of our vessels. Other such covenants may, among other things, restrict consolidations, mergers or sales of our assets; require us to obtain lender approval on changes in our vessel manager; limit our ability to place liens on our assets; limit our ability to incur additional indebtedness; prohibit us from paying dividends if there is a covenant breach under the loan or an event of default has occurred or would occur as a result of payment of such dividend; prohibit our transactions with affiliates. Furthermore, our debt agreements contain customary events of default, including cross-default provisions, as well as subjective acceleration clauses under which the debt could become due and payable in the event of a material adverse change in the Company’s business.
These secured credit facilities may be secured by, among other things:

•	a first priority mortgage over the relevant collateralized vessels;

•	a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;

•	a pledge of earnings generated by the mortgaged vessels for the specific facility; and

•	a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
Each of our secured credit facilities are described below.
KEXIM Credit Facility
In February 2014, we executed a senior secured term loan facility for $429.6 million, or the KEXIM Credit Facility, with a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) and from the Export-Import Bank of Korea, or KEXIM, a statutory juridical entity established under The Export-Import Bank of Korea Act of 1969, as amended, in the Republic of Korea.  This KEXIM Credit Facility includes commitments from KEXIM of $300.6 million, or the KEXIM Tranche, and a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) of $129.0 million, or the Commercial Tranche.
Drawdowns under the KEXIM Credit Facility occurred in connection with the delivery of 18 newbuilding vessels as specified in the loan agreement.
In addition to KEXIM’s commitment of up to $300.6 million, KEXIM also provided an optional guarantee for a five-year amortizing note of $125.25 million, the proceeds of which reduced the $300.6 million KEXIM Tranche. These notes were issued on July 18, 2014 and were repaid in full upon their maturity in September 2019.
The Commercial Tranche matures on the sixth anniversary of the delivery date of the last vessel specified under the loan (January 2021), and the KEXIM Tranche matures on the 12th anniversary of the weighted average delivery date of the vessels specified under the loan assuming the Commercial Tranche is refinanced through that date (September 2026).
Repayments are being made in ten equal consecutive semi-annual repayment installments in accordance with a 15-year repayment profile under the Commercial Tranche and a 12-year repayment profile under the KEXIM Tranche (which includes the KEXIM Notes). Repayments commenced in March 2015 for the KEXIM Tranche and in July 2015 for the Commercial Tranche.
Borrowings under the KEXIM Tranche bear interest at LIBOR plus an applicable margin of 3.25%. Borrowings under the Commercial Tranche bear interest at LIBOR plus an applicable margin of 3.25% from the effective date of the agreement to the fifth anniversary thereof and 3.75% thereafter until the maturity date in respect of the Commercial Tranche.
Our KEXIM Credit Facility contains certain financial covenants which require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of any new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount in the facility shall at all times be no less than 155%.
During the year ended December 31, 2019, we made scheduled principal payments of $33.7 million on this credit facility. Additionally, the Company refinanced the debt on five of the vessels collateralized under this facility in December 2019, which resulted in an unscheduled principal repayment of $66.6 million and the write off of approximately $1.2 million of deferred financing fees. The outstanding amounts relating to this facility as of December 31, 2019 and 2018 were $199.0 million and $299.3 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO Credit Facility
In July 2015, we executed a senior secured term loan facility with ABN AMRO Bank N.V. and DVB Bank SE for up to $142.2 million. This facility was fully drawn in 2015 to partially finance the purchases of STI Savile Row, STI Kingsway and STI Carnaby and to refinance the existing indebtedness on STI Spiga. We refer to this credit facility as our ABN AMRO Credit Facility.
Repayments under the ABN AMRO Credit Facility are being made in equal consecutive quarterly repayment installments in accordance with a 15-year repayment profile. Repayments commenced three months after the drawdown date of each vessel. Each tranche matures on the fifth anniversary of the initial drawdown date and a balloon installment payment is due on the maturity date of each tranche. Borrowings under the ABN AMRO Credit Facility bear interest at LIBOR plus an applicable margin of 2.15%.
Our ABN AMRO Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $677.3 million plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2013 and (ii) 50% of the net proceeds of new equity issues occurring on or after October 1, 2013.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 145% of the then aggregate outstanding principal amount of the loans under the credit facility through June 30, 2019 and 150% thereafter.

During the year ended December 31, 2019, we made scheduled principal payments of $8.6 million on this credit facility. The outstanding amounts relating to this facility as of December 31, 2019 and 2018 were $92.0 million and $100.5 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
ING Credit Facility
In June 2015, we executed a senior secured term loan facility with ING Bank N.V., London Branch for a credit facility of up to $52.0 million. In September 2015, we amended and restated the facility to increase the borrowing capacity to $87.0 million, and in March 2016, we amended and restated the facility to further increase the borrowing capacity to $132.5 million. In June 2018, we executed another agreement to further increase the borrowing capacity to $171.2 million. The 2018 upsized portion of the loan facility was fully drawn in September 2018 and was used to refinance the existing outstanding indebtedness relating to one Handymax product tanker (STI Rotherhithe) and one MR product tanker (STI Notting Hill), which were previously financed under the Company’s K-Sure Credit Facility.
Repayments on borrowings up to $132.5 million are being made in equal quarterly installments, in accordance with a 15-year repayment profile, and a balloon installment payment due on the maturity dates of March 4, 2021 for STI Lombard and STI Osceola and June 24, 2022 for STI Grace, STI Jermyn, STI Black Hawk, STI Pontiac, STI Rotherhithe and STI Notting Hill. The 2018 upsized portion of the loan for STI Rotherhithe and STI Notting Hill will be repaid in equal quarterly installments of $1.0 million per quarter, in aggregate, for the first eight installments and $0.8 million per quarter, in aggregate, thereafter, with a balloon payment due upon the maturity date of June 24, 2022.
Borrowings under the ING Credit Facility bear interest at LIBOR plus a margin of 1.95% per annum for the STI Lombard, STI Osceola, STI Grace, STI Jermyn, STI Black Hawk and STI Pontiac tranches. The STI Rotherhithe and STI Notting Hill tranches bear interest at LIBOR plus a margin of 2.4% per annum.
Our ING Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of not less than $1.0 billion plus (i) 25% of the positive consolidated net income for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 160% of the then aggregate outstanding principal amount of the loans under the credit facility.

The outstanding amounts relating to this facility as of December 31, 2019 and 2018 were $131.4 million and $144.2 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
Additionally, in September 2019, we executed an agreement with ING to upsize the existing ING Credit Facility by $8.1 million in aggregate, the proceeds of which are expected to be used to partially finance the purchase and installation of scrubbers on seven of the vessels that are currently collateralized under this facility. The upsized portion of the credit facility will mature upon the dates of maturity set forth above, bears interest at LIBOR plus a margin of 2.40% per annum on one of the vessels and 1.95% per annum on the remaining six vessels and is expected to be repaid in aggregate equal quarterly installments of approximately $0.7 million (for all seven vessels), with a balloon payment due at maturity. The amounts available under the facility are expected to be drawn upon the installation of scrubbers on the collateralized vessels, which are scheduled for 2020.
2018 NIBC Credit Facility
In June 2018, we executed an agreement with NIBC Bank N.V. for a $35.7 million term loan facility. We refer to this facility as our 2018 NIBC Credit Facility. This facility was fully drawn in August 2018, and the proceeds were used to refinance the existing indebtedness related to two MR product tankers (STI Memphis and STI Soho).
The loan facility has a final maturity of June 2021, bears interest at LIBOR plus a margin of 2.5% per annum and will be repaid in equal quarterly installments of $0.8 million, in aggregate, with a balloon payment due upon maturity.  Our 2018 NIBC Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 135% through the third quarter of 2020 and 140% at all times thereafter.
The outstanding amounts relating to this facility were $31.6 million and $34.9 million as of December 31, 2019 and 2018, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
Additionally, in August 2019, we executed an agreement with NIBC to upsize the existing NIBC Credit Facility by $3.1 million in aggregate, the proceeds of which are expected to be used to partially finance the purchase and installation of scrubbers on the two vessels that are currently collateralized under this facility. The upsized portion of the credit facility will mature on June 30, 2021, bears interest at LIBOR plus a margin of 2.50% per annum and is expected to be repaid in equal quarterly installments of approximately $0.1 million per vessel (and with any residual remaining repaid at maturity). The amounts available under the facility are expected to be drawn upon the installation of scrubbers on the collateralized vessels, which are scheduled for 2020.
2017 Credit Facility
In March 2017, we executed a senior secured term loan facility with a group of financial institutions led by Macquarie Bank Limited (London Branch) for up to $172.0 million, or the 2017 Credit Facility. The 2017 Credit Facility consists of five tranches, including two commercial tranches of $15.0 million and $25.0 million, a KEXIM Guaranteed Tranche of $48.0 million, a KEXIM Funded Tranche of $52.0 million, and a GIEK Guaranteed Tranche of $32.0 million. Other key terms are as follows:

•
The first commercial tranche of $15.0 million has a final maturity of six years from the drawdown date of each vessel, bears interest at LIBOR plus a margin of 2.25% per annum, and has a 15-year repayment profile.

•
The second commercial tranche of $25.0 million has a final maturity of nine years from the drawdown date of each vessel (assuming KEXIM or GIEK have not exercised their option to call for prepayment of the KEXIM and GIEK funded and guaranteed tranches by the date falling two months prior to the maturity of the first commercial tranche and in the event that the first commercial tranche has not been extended), bears interest at LIBOR plus a margin of 2.25% per annum, and has a 15-year repayment profile.

•
The KEXIM Funded Tranche and GIEK Guaranteed Tranche have a final maturity of 12 years from the drawdown date of each vessel (assuming the commercial tranches are refinanced through that date), bear interest at LIBOR plus a margin of 2.15% per annum, and have a 12-year repayment profile.

•
The KEXIM Guaranteed Tranche has a final maturity of 12 years from the drawdown date of each vessel (assuming the commercial tranches are refinanced through that date), bears interest at LIBOR plus a margin of 1.60% per annum, and has a 12-year repayment profile.

Our 2017 Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 155% of the then aggregate outstanding principal amount of the loans under the credit facility.

Additionally, we have an aggregate of $5.0 million on deposit in a debt service reserve account as of December 31, 2019 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2019.
During the year ended December 31, 2019, we made scheduled principal payments of $13.3 million on this credit facility. The outstanding amounts as of December 31, 2019 and 2018 were $131.5 million and $144.8 million. We were in compliance with the financial covenants relating to this facility as of those dates.
Credit Agricole Credit Facility
As part of the closing of the NPTI Vessel Acquisition in June 2017, we assumed the outstanding indebtedness under NPTI's senior secured term loan with Credit Agricole. STI Excel, STI Excelsior, STI Expedite and STI Exceed are pledged as collateral under this facility. Repayments are being made in equal quarterly installments of $2.1 million in aggregate in accordance with a 15-year repayment profile with a balloon payment due upon maturity, which occurs between November 2022 and February 2023 (depending on the vessel). The facility bears interest at LIBOR plus a margin of 2.75%.
Our Credit Agricole Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans under the credit facility.

The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation for the Merger) as of December 31, 2019 and 2018 were $88.5 million and $96.2 million. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO/K-Sure Credit Facility
We assumed the outstanding indebtedness under NPTI's senior secured credit facility with ABN AMRO Bank N.V. and Korea Trade Insurance Corporation, or K-Sure, which we refer to as the ABN AMRO/K-Sure Credit Facility, upon the closing of the Merger with NPTI in September 2017. Two LR1s (STI Precision and STI Prestige) are collateralized under this facility and the facility consists of two separate tranches, a $11.5 million commercial tranche and a $43.8 million K-Sure tranche (which represents the amounts assumed from NPTI).
The commercial tranche bears interest at LIBOR plus 2.75%, and the K-Sure tranche bears interest at LIBOR plus 1.80%. Repayments on the K-Sure tranche are being made in equal quarterly installments of $1.0 million in accordance with a 12-year repayment profile from the date of delivery from the shipyard, with a balloon payment due upon maturity, and the commercial tranche is being repaid via a balloon payment upon maturity in September and November 2022 (depending on the vessel). The K-Sure tranche fully matures in September and November 2028 (depending on the vessel), and K-Sure has an option to require repayment upon the maturity of the commercial tranche if the commercial tranche is not refinanced by its maturity dates.
Our ABN AMRO/K-Sure Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans (less any amounts held in a debt service reserve account as described below) under the credit facility.

Additionally, we have an aggregate of $0.5 million on deposit in a debt service reserve account as of December 31, 2019 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2019.
The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation for the Merger) as of December 31, 2019 and 2018 were $43.7 million and $46.8 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
Citibank/K-Sure Credit Facility
We assumed the outstanding indebtedness under NPTI's senior secured credit facility with Citibank N.A., London Branch, Caixabank, S.A., and K-Sure, which we refer to as the Citibank/K-Sure Credit Facility, upon the closing of the Merger with NPTI in September 2017. Four LR1s (STI Excellence, STI Executive, STI Experience, and STI Express) are collateralized under this facility. The facility consists of two separate tranches, a $25.1 million commercial tranche and a $91.2 million K-Sure tranche (which represents the amounts assumed from NPTI).
The commercial tranche bears interest at LIBOR plus 2.50% and the K-Sure tranche bears interest at LIBOR plus 1.60%. Repayments on the K-Sure tranche are being made in equal quarterly installments of $2.1 million in accordance with a 12-year repayment profile from the date of delivery from the shipyard, with a balloon payment due upon maturity and the commercial tranche is scheduled to be repaid via a balloon payment upon the maturity which occurs between March and May 2022 (depending on the vessel). The K-Sure tranche fully matures between March and May 2028 (depending on the vessel), and K-Sure has an option to require repayment upon the maturity of the commercial tranche if the commercial tranche is not refinanced by its maturity dates.
Our Citibank/K-Sure Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans (less any amounts held in a debt service reserve account as described below) under the credit facility.

Additionally, we have an aggregate of $4.0 million on deposit in a debt service reserve account as of December 31, 2019 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2019.
The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation for the Merger) as of December 31, 2019 and 2018 were $91.1 million and $97.6 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO / SEB Credit Facility
In June 2018, we executed a senior secured term loan facility with ABN AMRO Bank N.V. and Skandinaviska Enskilda Banken AB for up to $120.6 million.  We refer to this facility as our ABN AMRO / SEB Credit Facility. This loan was fully drawn in June 2018 and the proceeds were used to refinance the existing indebtedness of $87.6 million under our K-Sure Credit Facility relating to five vessels consisting of one Handymax product tanker (STI Hammersmith), one MR product tanker (STI Westminster), and three LR2 product tankers (STI Connaught, STI Winnie and STI Lauren).
The ABN AMRO/SEB Credit Facility has a final maturity of June 2023 and bears interest at LIBOR plus a margin of 2.6% per annum.  The loan will be repaid in equal quarterly installments of $2.9 million per quarter, in aggregate, for the first eight installments and $2.5 million per quarter, in aggregate, thereafter, with a balloon payment due upon maturity.
Our ABN AMRO / SEB Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.65 to 1.00.

•
Consolidated tangible net worth of no less than $1,265,728,005 plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2018.

•	Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 130% from the date of this agreement and ending on the second anniversary thereof and 140% at all times thereafter.

The outstanding amounts as of December 31, 2019 and 2018 were $103.3 million and $114.8 million, respectively. We were in compliance with the financial covenants as of those dates.
Additionally, in September 2019, we executed an agreement with the lenders under this facility to upsize the credit facility by up to $6.3 million in aggregate, the proceeds of which are expected to be used to partially finance the purchase and installation of scrubbers on four of the vessels that are currently collateralized under this facility. The upsized portion of the credit facility will mature in March 2023, bears interest at LIBOR plus a margin of 2.60%per annum and is expected to be repaid in equal quarterly installments of approximately $0.1 million per vessel through the maturity date of upsized portion of the loan. The amounts available under the facility are expected to be drawn upon the installation of scrubbers on the collateralized vessels, which are scheduled for 2020.
Hamburg Commercial Bank Credit Facility
In November 2019, we executed an agreement with Hamburg Commercial Bank AG for a senior secured term loan facility for $43.65 million, of which, (i) $42.15 million (Tranche 1) was used to refinance the existing debt for STI Veneto and STI Poplar, (which were previously financed under the KEXIM Credit Facility), and (ii) $1.5 million (Tranche 2) is expected to be used to finance the purchase and installation of a scrubber on STI Veneto. We refer to this facility as our Hamburg Commercial Bank Credit Facility. Tranche 1 was drawn in full in December 2019.
The Hamburg Commercial Bank Credit Facility has a final maturity of November 2024 and bears interest at LIBOR plus a margin of 2.25% per annum. The loan will be repaid in in equal quarterly installments of $0.8 million per quarter, in aggregate, with a balloon payment due upon maturity.
Our Hamburg Commercial Bank Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1,000,000,000 plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after December 31, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after December 31, 2018.

•	Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 134% from the date of this facility.
The outstanding amount as of December 31, 2019 was $42.2 million, and we were in compliance with the financial covenants as of that date.
Prudential Credit Facility
In November 2019, we executed an agreement with Prudential Private Capital for a senior secured term loan facility for $55.5 million. The loan facility was fully drawn in December 2019, and the proceeds were used to refinance the existing debt for STI Clapham, STI Camden and STI Acton, (which were previously financed under the KEXIM Credit Facility). We refer to this facility as our Prudential Credit Facility.
The Prudential Credit Facility has a final maturity of December 2025 and bears interest at LIBOR plus a margin of 3.00% per annum. The loan will be repaid in monthly installments of $0.5 million per month, in aggregate, with a balloon payment due upon maturity.
Our Prudential Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1,000,000,000 plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The aggregate of the fair value of the vessels provided as collateral under the facility shall be: 125% from the date of this facility.
The outstanding amount as of December 31, 2019 was $55.5 million, and we were in compliance with the financial covenants as of that date.
2019 DNB/GIEK Credit Facility
In November 2019, we executed a $55.5 million term loan facility with DNB Bank ASA and the Norwegian Export Credit Guarantee Agency (“GIEK”). This credit facility is expected to be utilized to refinance two vessels that are currently financed under the KEXIM Credit Facility. The loan is comprised of two facilities: (i) an ECA facility of $47.2 million (which is comprised of a $41.6 million tranche which is guaranteed by GIEK, or the “GIEK Tranche”, and a $5.6 million commercial tranche or the “Commercial Bank Tranche”) and (ii) a commercial facility of $8.3 million, or the “Commercial Facility". These facilities are collectively referred to as the 2019 DNB/GIEK Credit Facility.
The 2019 DNB/GIEK Credit Facility is expected to be drawn in two separate drawdowns during 2020, the timing of which will align with the installation of scrubbers on certain of the Company's vessels. The 2019 DNB/GIEK Credit Facility matures in July 2024. The GIEK tranche bears interest at LIBOR plus a margin of 2.5% and the Commercial Bank and Commercial Facility tranches bear interest at LIBOR plus a margin of 2.5% per annum. The 2019 DNB/GIEK Credit Facility is expected to be repaid in equal quarterly installments of approximately $1.6 million per quarter (once fully drawn) with a balloon payment due at maturity. The remaining terms and conditions, including financial covenants, are similar to those set forth in the Company’s existing credit facilities.
BNPP Sinosure Credit Facility
In December 2019, we executed a senior secured term loan facility with BNP Paribas and Skandinaviska Enskilda Banken AB for up to $134.1 million. This credit facility is expected to be utilized to refinance six vessels that are currently financed under the KEXIM Credit Facility. The loan is split into two facilities, (i) a commercial facility for up to $67.0 million (the "Commercial Facility"), and (ii) a Sinosure facility for up to $67.0 million (the "Sinosure Facility"), which is expected to be funded by the lenders under the commercial facility and insured by the China Export & Credit Insurance Corporation ("Sinosure"). These facilities are collectively referred to as the BNPP Sinosure Credit Facility.
The BNPP Sinosure Credit Facility is split into 70 tranches each of which will represent the lesser of 85% of the purchase and installation price of 70 scrubbers, or $1.9 million per scrubber (not to exceed 65% of the fair value of the collateral vessels). The Sinosure Facility and the Commercial Facility bear interest at LIBOR plus a margin of 1.80% and 2.80% per annum, respectively. The loan facility is available for en bloc drawdowns on March 15, 2020, June 15, 2020, September 15, 2020, December 15, 2020 and March 15, 2021. The Sinosure Facility is expected to be repaid in 10 semi-annual installments of $6.7 million in aggregate (with separate repayment periods as each tranche of the loan is drawn down) and the Commercial Facility will be repaid at the final maturity date of the facility, or October 2025. The remaining terms and conditions, including financial covenants, are similar to those set forth in the Company’s existing credit facilities.
Lease financing arrangements
The below summarizes the key terms of our lease financing arrangements.  For each arrangement, we have evaluated whether, in substance, these transactions are leases or merely a form of financing.  As a result of this evaluation, we have concluded that each agreement is a form of financing on the basis that the terms and conditions are such that we never part with the risks and rewards incidental to ownership of each vessel for the remainder of its useful life and accordingly, the transfer of the asset does not meet the requirements for a transfer in IFRS 16.  This conclusion was reached, in part, as a result of the existence within each agreement of either a purchase obligation or a purchase option that will almost certainly be exercised.  Accordingly, the cash received in the transfer has been accounted for as a liability under IFRS 9, and each arrangement has been recorded at amortized cost using the effective interest method, with the corresponding vessels being recorded at cost, less accumulated depreciation, on our consolidated balance sheet.
The obligations set forth below are secured by, among other things, assignments of earnings and insurances and stock pledges and account charges in respect of the subject vessels. All of the financing arrangements contain customary events of default, including cross-default provisions as well as subjective acceleration clauses under which the lessor could cancel the lease in the event of a material adverse change in the Company’s business.
Bank of Communications Financial Leasing MR financing, or the BCFL Lease Financing (MRs)
In September 2017, we entered into finance lease agreements to sell and lease back five 2012 built MR product tankers (STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx) with Bank of Communications Finance Leasing Co Ltd., or BCFL, for a sales price of $27.5 million per vessel. The financing for STI Topaz, STI Ruby and STI Garnet closed in September 2017, the financing for STI Onyx closed in October 2017, and the financing for STI Amber closed in November 2017. Each agreement is for a fixed term of seven years at a bareboat rate of $9,025 per vessel per day, and we have three consecutive one-year options to extend each charter beyond the initial term. Furthermore, we have the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the tenth year of the agreements. A deposit of $5.1 million per vessel was retained by the buyers and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement (as applicable).
Our BCFL Lease Financing (MRs) includes a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned $5.1 million deposit shall at all times be no less than 100% of the then outstanding balance plus the aforementioned $5.1 million deposit.
The aggregate outstanding balances under this arrangement were $87.8 million and $98.8 million as of December 31, 2019 and 2018, respectively. We were in compliance with the financial covenants as of those dates.
Bank of Communications Financial Leasing LR2 financing, or the BCFL Lease Financing (LR2s)
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with Bank of Communications Finance Leasing Co Ltd., or BCFL, for three LR2 tankers (STI Solace, STI Solidarity, and STI Stability) upon the September Closing. Under the arrangement, each vessel is subject to a 10-year bareboat charter, which expire in July 2026. Charterhire under the arrangement is determined in advance, on a quarterly basis and is calculated by determining the payment based off of the then outstanding balance, the time to expiration and an interest rate of LIBOR plus 3.50%. Using the forward interest swap curve at December 31, 2019, future monthly principal payments are estimated to be $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
Additionally, we have an aggregate of $0.8 million on deposit in a deposit account as of December 31, 2019 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2019.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the purchase price allocation) were $90.4 million and $97.5 million as of December 31, 2019 and 2018, respectively. We were in compliance with the financial covenants as of those dates.
CSSC Lease Financing
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with CSSC (Hong Kong) Shipping Company Limited, or CSSC, for eight LR2 tankers (STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator and STI Gratitude) upon the September Closing.
Under the arrangement, each vessel is subject to a 10-year bareboat charter which expire throughout 2026 and 2027 (depending on the vessel). Charterhire under the arrangement is comprised of a fixed repayment amount of $0.2 million per month per vessel plus a variable component calculated at LIBOR plus 4.60%. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
Our CSSC finance lease arrangement includes a financial covenant that requires the fair market value of each vessel that is leased under this facility to at all times be no less than 125% of the applicable outstanding balance for such vessel.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the purchase price allocation) were $233.7 million and $251.8 million as of December 31, 2019 and 2018, respectively.
Additionally, in September 2019, we executed an agreement with CSSC to increase the borrowing capacity by up to $12.5 million, the proceeds of which will be used to partially finance the purchase and installation of scrubbers on the eight LR2s. In December 2019, $11.0 million was borrowed under this arrangement to partially finance the purchase and installation on seven scrubbers. The final drawdown is expected during 2020 when the related scrubber installation takes place. The upsized portion of the lease financing bears interest at LIBOR plus a margin of 3.8% per annum, matures two years from the date of the drawdown and will be repaid in monthly installment payments of approximately $0.5 million in aggregate (once fully drawn). The total amount outstanding in regards to the scrubber financing was $11.0 million as of December 31, 2019, and we were in compliance with the financial covenants as of that date.
CMBFL Lease Financing
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with CMB Financial Leasing Co. Ltd, or CMBFL, for two LR1 tankers (STI Pride and STI Providence) upon the September Closing. Under this arrangement, each vessel is subject to a seven-year bareboat charter, which expires in July or August 2023 (depending on the vessel). Charterhire under the arrangement is comprised of a fixed, quarterly repayment amount of $0.6 million per vessel plus a variable component calculated at LIBOR plus 3.75%. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable on the third anniversary from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•	The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
Additionally, we have an aggregate of $2.0 million on deposit in a deposit account as of December 31, 2019 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2019.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the purchase price allocation) were $56.5 million and $61.2 million as of December 31, 2019 and 2018, respectively. We were in compliance with the financial covenants as of those dates.
Ocean Yield Lease Financing
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with Ocean Yield ASA for four LR2 tankers (STI Sanctity, STI Steadfast, STI Supreme, and STI Symphony) upon the September Closing. Under this arrangement, each vessel is subject to a 13-year bareboat charter, which expires between February and August 2029 (depending on the vessel). Charterhire, which is paid monthly in advance, includes a fixed payment in addition to a quarterly adjustment based on prevailing LIBOR rates.
Monthly principal payments are approximately $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. The interest component of the leases approximates LIBOR plus 5.40%. We also have purchase options to re-acquire each of the vessels during the bareboat charter period, with the first of such options exercisable beginning at the end of the seventh year from the delivery date of the subject vessel.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the purchase price allocation) were $148.2 million and $158.8 million as of December 31, 2019 and 2018, respectively. We were in compliance with the financial covenants as of those dates.
China Huarong Lease Financing
In May 2018, we reached an agreement to sell and leaseback six 2014 built MR product tankers, (STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama, and STI Regina) to China Huarong Shipping Financial Leasing Co., Ltd. The borrowing amount under the arrangement is $144.0 million in aggregate. These agreements closed in August 2018, and the proceeds were utilized to repay $92.7 million of the outstanding indebtedness under our 2016 Credit Facility.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.5% per annum and will be repaid in equal quarterly principal installments of $0.6 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions under this arrangement, including the financial covenant that the Company will maintain consolidated tangible net worth of no less than $650.0 million.
The outstanding amounts were $123.8 million and $137.3 million as of December 31, 2019 and 2018, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
$116.0 million Lease Financing
In August 2018, we executed an agreement to sell and leaseback two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Oxford and STI Selatar) in two separate transactions to an international financial institution. The net borrowing amount (which reflect the selling price less deposits and commissions to the lessor) under the arrangement was $114.8 million in aggregate, consisting of $23.8 million per MR and $33.7 million per LR2.
Under the terms of these agreements, the Company will bareboat charter-in the vessels for a period of seven years at $7,935 per day for each MR and $11,040 per day for each LR2 (which includes both the principal and interest components of the lease). In addition, we have purchase options beginning at the end of the third year of each agreement, and a purchase obligation for each vessel upon the expiration of each agreement.
We are subject to certain terms and conditions, including a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned deposits shall at all times be no less than 111% of the then outstanding balance plus the aforementioned deposits. The LR2 tankers in this facility are grouped for purposes of this test.
The amounts outstanding were $106.0 million and $112.7 million as of December 31, 2019 and 2018, respectively. We were in compliance with the financial covenants as of those dates.
2018 CMB Lease Financing
In July 2018, we executed an agreement to sell and leaseback six MR product tankers (STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca) to CMB Financial Leasing Co., Ltd. The borrowing amount under the arrangement is $141.6 million in aggregate and the sales closed in August 2018. The proceeds were utilized to repay $33.5 million of the outstanding indebtedness on our DVB 2017 Credit Facility, $39.7 million of the outstanding indebtedness on our K-Sure Credit Facility and $14.4 million of the outstanding indebtedness on our BNPP Credit Facility for these vessels.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels at the start of the fourth year of each agreement. The lease bears interest at LIBOR plus a margin of 3.2% per annum and will be repaid in quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The outstanding amounts were $126.4 million and $136.5 million as of December 31, 2019 and 2018, respectively. We were in compliance with the financial covenants as of those dates.
In December 2019, we amended and restated the agreement to increase the borrowing capacity by up to $10.5 million to partially finance the purchase and installation of scrubbers on the six MRs that are currently part of the agreement. The upsized portion of the lease financing has a final maturity of 3.5 years after the first drawdown, bears interest at LIBOR plus a margin of 3.10% per annum and will be repaid in quarterly principal payments of approximately $0.1 million per vessel. Drawdowns are expected to occur in 2020 as the related scrubbers are installed.
AVIC Lease Financing
In July 2018, we executed an agreement to sell and leaseback three MR product tankers (STI Ville, STI Fontvieille and STI Brooklyn) and two LR2 product tankers (STI Rose and STI Rambla) to AVIC International Leasing Co., Ltd. The borrowing amounts under the arrangement are $24.0 million per MR and $36.5 million per LR2 ($145.0 million in aggregate). These transactions closed in August and September 2018.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the second year of each agreement. The leases bear interest at LIBOR plus a margin of 3.7% per annum and will be repaid in quarterly principal installments of $0.5 million per MR and $0.8 million per LR2. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.70 to 1.00.

•	Consolidated tangible net worth of no less than $650.0 million.

•	The fair market value of each grouped vessels (MRs or LR2s) leased under the facility shall at all times be no less than 110% of the outstanding balance for such grouped vessels (MRs or LR2s).
The outstanding amounts were $127.3 million and $139.1 million as of December 31, 2019 and 2018, respectively, and we were in compliance with the financial covenants as of those dates.
Additionally, in October 2019, we received a commitment to upsize this lease financing arrangement by up to $8.0 million to partially finance the purchase and installation of scrubbers on the two MRs and two LR2 product tankers that are currently part of this agreement. The upsized portion of the lease financing is expected to have final maturity of three years after the first drawdown, bear interest at LIBOR plus a margin of 4.20% per annum and be repaid in quarterly principal payments of approximately $0.2 million per vessel. Drawdowns are expected to occur in 2020 as the related scrubbers are installed.
COSCO Lease Financing
In September 2018, we executed an agreement to sell and leaseback two Handymax product tankers (STI Battersea and STI Wembley) and two MR product tankers (STI Texas City and STI Meraux) to Oriental Fleet International Company Limited ("COSCO Shipping"). The borrowing amounts under the arrangement are $21.2 million for the Handymax vessels and $22.8 million for the MR vessels ($88.0 million in aggregate).
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the second year of each agreement. The facility bears interest at LIBOR plus a margin of 3.6% per annum and is being repaid in quarterly installments of $0.5 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of total liabilities (less cash and cash equivalents) to total assets no greater than 0.65 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2018.

•	The fair market value of each vessel leased under the facility shall at all times be no less than 110% of the outstanding balance for such vessel.
The outstanding amounts were $76.5 million and $84.2 million as of December 31, 2019 and 2018, respectively, and we were in compliance with the financial covenants as of those dates.
$157.5 million Lease Financing
In July 2018, we agreed to sell and leaseback six MR product tankers (STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair and STI Duchessa) and one LR2 product tanker (STI Alexis) to an international financial institution. The borrowing amount under the arrangement was $157.5 million in aggregate, and these sales closed in October 2018.
Each agreement is for a fixed term of seven years, and we have options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.0% per annum and will be repaid in equal quarterly principal installments of $0.5 million per MR and $0.6 million for the LR2. Each agreement also has a purchase obligation at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The outstanding amounts were $137.9 million and $152.1 million as of December 31, 2019 and 2018, respectively, and we were in compliance with the financial covenants as of those dates.
$28.9 Million Scrubber Lease Financing
During 2019, we received a series of commitments from an international financial institution to upsize existing lease finance arrangements to partially finance the purchase and installation of scrubbers on 10 MRs and five LR2s. The aggregate commitments under these arrangements are for up to $28.9 million, or approximately $1.9 million per vessel. The amounts borrowed will be repaid through additional fixed charterhire payments of $1,910 per day per vessel, and these arrangements have a final maturity of three years after the first drawdown. Drawdowns are expected to occur in 2020 as the related scrubbers are installed.
Unsecured debt
Senior Notes Due 2020
On May 12, 2014, we issued $50.0 million in aggregate principal amount of 6.75% Senior Notes due May 2020, or our "Senior Notes Due 2020," and on June 9, 2014, we issued an additional $3.75 million aggregate principal amount of Senior Notes Due 2020 when the underwriters partially exercised their option to purchase additional Senior Notes Due 2020 on the same terms and conditions. The net proceeds from the issuance of the Senior Notes Due 2020 were $51.8 million after deducting the underwriters’ discounts, commissions and offering expenses.
The Senior Notes Due 2020 bear interest at a coupon rate of 6.75% per year, payable quarterly in arrears on the 15th day of February, May, August and November of each year. Coupon payments commenced on August 15, 2014. The Senior Notes Due 2020 are redeemable at our option, in whole or in part, at any time on or after May 15, 2017 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes Due 2020 are our senior unsecured obligations and rank equally with all of our existing and future senior unsecured and unsubordinated debt and are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and will be structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes Due 2020. The Senior Notes Due 2020 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the NYSE under the symbol “SBNA.”
The Senior Notes Due 2020 require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. If we undergo a change of control, holders may require us to repurchase for cash all or any portion of their notes at a change of control repurchase price equal to 101% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the change of control purchase date.
The financial covenants under our Senior Notes Due 2020 include:

•	Net borrowings shall not equal or exceed 70% of total assets.

•	Net worth shall always exceed $650.0 million.
The outstanding balance was $53.8 million as of December 31, 2019 and December 31, 2018, and we were in compliance with the financial covenants relating to the Senior Notes Due 2020 as of those dates.
Convertible Notes Due 2019
In June 2014, we issued $360.0 million in aggregate principal amount of convertible senior notes due 2019, or the "Convertible Notes due 2019," in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act.
In May 2018 and July 2018, we exchanged $188.5 million and $15.0 million (out of the $348.5 million outstanding at the time), respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of the Company's new 3.0% Convertible Senior Notes due 2022 (the “Convertible Notes due 2022”), the terms of which are described below. These exchanges were executed with certain holders of the Convertible Notes due 2019 via separate, privately negotiated agreements. We recognized an aggregate loss on these exchanges of $17.8 million.
On July 1, 2019, the Convertible Notes due 2019 matured, and we repaid the then outstanding balance of $142.7 million.
Convertible Notes due 2022
As discussed above, in May 2018 and July 2018, we exchanged $188.5 million and $15.0 million, respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of newly issued Convertible Notes due 2022. The Convertible Notes due 2022 issued in July 2018 have identical terms, are fungible with and are part of the series of Convertible Notes due 2022 issued in May 2018. Interest is payable semi-annually in arrears on November 15 and May 15 of each year, beginning on November 15, 2018. The Convertible Notes due 2022 will mature on May 15, 2022, unless earlier converted or repurchased in accordance with their terms.
The conversion rate of the Convertible Notes due 2022 was initially 25 common shares per $1,000 principal amount of Convertible Notes due 2022 (equivalent to an initial conversion price of approximately $40.00 per share of the Company’s common stock), and is subject to adjustment upon the occurrence of certain events as set forth in the indenture governing the Convertible Notes due 2022 (such as the payment of dividends).
The table below details the dividends issued during the years ended December 31, 2019 and 2018, and the corresponding effect on the conversion rate of the Convertible Notes due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
June 6, 2018	$0.10	25.0812
September 20, 2018	$0.10	25.2132
December 5, 2018	$0.10	25.3362
March 13, 2019	$0.10	25.4799
June 5, 2019	$0.10	25.5767
September 10, 2019	$0.10	25.6637
November 25, 2019	$0.10	25.7401
(1) Per $1,000 principal amount of the Convertible Notes.

The Convertible Notes due 2022 are freely convertible at the option of the holder on or after January 1, 2019 and prior to the close of business on the business day immediately preceding the maturity date, and could be converted at any time prior to the close of business on the business day immediately preceding January 1, 2019 only under the following circumstances:

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during any calendar quarter commencing after the calendar quarter ending on March 31, 2018 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 15 trading days (whether or not consecutive) during a period of 25 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

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during the five-business day period after any five consecutive trading day period, or the Measurement Period, in which the trading price (as defined in the indenture) per $1,000 principal amount of Convertible Notes due 2022 for each trading day of the Measurement Period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day; or

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upon the occurrence of specified corporate events as defined in the indenture (e.g. consolidations, mergers, a binding share exchange or the transfer or lease of all or substantially all of our assets).

Upon conversion of the Convertible Notes due 2022, holders will receive shares of the Company’s common stock. The Convertible Notes due 2022 are not redeemable by the Company.
The Convertible Notes due 2022 require us to comply with certain covenants such as restrictions on consolidations, mergers or sales of assets. Additionally, if we undergo a fundamental change (as defined in the indenture), holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
Upon the May and July 2018 issuances, we determined the initial carrying values of the liability components of the Convertible Notes due 2022 to be $154.3 million and $12.2 million, respectively, based on the fair value of a similar liability that does not have any associated conversion feature. We utilized recent pricing (with adjustments made to align the tenor) on our (i) Senior Notes due 2019 (which were repaid in March 2019), (ii) Senior Notes due 2020 and (iii) the pricing on recently issued unsecured bonds in the shipping sector as the basis for this determination. The difference between the fair value of the liability component and the face value of the Convertible Notes due 2022 is being amortized over the term of the Convertible Notes due 2022 under the effective interest method and recorded as part of financial expenses. The residual value (the conversion feature) of $34.2 million and $2.8 million, respectively, were recorded to Additional paid-in capital upon issuance.
The carrying values of the liability component of the Convertible Notes due 2022 (consisting of both the May 2018 and July 2018 issuances) as of December 31, 2019 and 2018, respectively, were $180.1 million and $171.5 million. We incurred $6.1 million of coupon interest and $8.6 million of non-cash accretion during the year ended December 31, 2019. We incurred $3.8 million of coupon interest and $4.9 million of non-cash accretion during the year ended December 31, 2018. We were in compliance with the covenants related to the Convertible Notes due 2022 as of those dates.
Senior Notes Due 2019
In March 2017, we issued $50.0 million in aggregate principal amount of 8.25% Senior Notes due June 2019, or our Senior Notes Due 2019, in an underwritten public offering and in April 2017, we issued an additional $7.5 million of Senior Notes due 2019 when the underwriters fully exercised their option to purchase additional notes under the same terms and conditions. During the year ended December 31, 2019, we redeemed the entire outstanding balance of the Senior Notes due 2019 of $57.5 million.